UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Advisers®
Mid Cap Value Portfolio

March 31, 2008

1.857421.100

FILI-MCV-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 0.6%
WABCO Holdings, Inc.	1,010	$ 46,076
Distributors - 0.8%
Genuine Parts Co.	1,370	55,101
Hotels, Restaurants & Leisure - 4.0%
Burger King Holdings, Inc.	3,020	83,533
Marriott International, Inc. Class A	2,880	98,957
MGM Mirage, Inc. (a)	273	16,044
Vail Resorts, Inc. (a)	1,810	87,405
		285,939
Household Durables - 2.2%
Fortune Brands, Inc.	1,410	97,995
Jarden Corp. (a)	490	10,653
KB Home	910	22,504
Toll Brothers, Inc. (a)	1,030	24,184
		155,336
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	300	21,390
Expedia, Inc. (a)	1,000	21,890
		43,280
Media - 4.0%
A.H. Belo Corp. Class A	1,760	20,117
Belo Corp. Series A	1,800	19,026
Cablevision Systems Corp. - NY Group Class A (a)	1,830	39,217
Clear Channel Communications, Inc.	2,530	73,927
Clear Channel Outdoor Holding, Inc. Class A (a)	1,670	31,747
Lamar Advertising Co. Class A	920	33,056
Omnicom Group, Inc.	1,230	54,341
Washington Post Co. Class B	25	16,538
		287,969
Specialty Retail - 6.0%
Abercrombie & Fitch Co. Class A	900	65,826
AutoZone, Inc. (a)	870	99,032
Sherwin-Williams Co.	870	44,405
Staples, Inc.	3,350	74,069
Tiffany & Co., Inc.	2,120	88,701
TJX Companies, Inc.	1,610	53,243
		425,276
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc. (a)	1,900	57,285
Columbia Sportswear Co.	180	7,925
Phillips-Van Heusen Corp.	1,170	44,366
VF Corp.	1,270	98,438
		208,014
TOTAL CONSUMER DISCRETIONARY		1,506,991

	Shares	Value
CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	900	$ 59,598
Fomento Economico Mexicano SA de CV sponsored ADR	1,640	68,519
		128,117
Food & Staples Retailing - 2.6%
Safeway, Inc.	3,480	102,138
SUPERVALU, Inc.	1,500	44,970
The Great Atlantic & Pacific Tea Co. (a)	1,310	34,348
		181,456
Food Products - 1.4%
Archer Daniels Midland Co.	910	37,456
Dean Foods Co.	2,140	42,993
Wm. Wrigley Jr. Co.	340	21,366
		101,815
Household Products - 0.3%
Clorox Co.	430	24,355
Tobacco - 1.0%
Loews Corp. - Carolina Group	970	70,374
TOTAL CONSUMER STAPLES		506,117
ENERGY - 7.8%
Energy Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (a)	2,010	63,315
Unit Corp. (a)	650	36,823
		100,138
Oil, Gas & Consumable Fuels - 6.4%
CVR Energy, Inc.	1,300	29,939
Devon Energy Corp.	600	62,598
Kinder Morgan Management LLC	1,099	56,016
Murphy Oil Corp.	820	67,355
Newfield Exploration Co. (a)	860	45,451
Penn Virginia Corp.	1,250	55,113
Teekay Corp.	1,940	82,392
Williams Companies, Inc.	1,810	59,694
		458,558
TOTAL ENERGY		558,696
FINANCIALS - 25.5%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	750	68,055
Charles Schwab Corp.	2,500	47,075
Cohen & Steers, Inc.	1,740	46,093
Northern Trust Corp.	310	20,606
T. Rowe Price Group, Inc.	860	43,000
		224,829
Commercial Banks - 4.7%
City National Corp.	1,060	52,428
Cullen/Frost Bankers, Inc.	1,600	84,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	910	$ 16,153
M&T Bank Corp.	1,170	94,162
Synovus Financial Corp.	6,080	67,245
United Community Banks, Inc., Georgia	1,150	19,527
		334,379
Insurance - 9.0%
Assurant, Inc.	1,310	79,727
Cincinnati Financial Corp.	1,750	66,570
Everest Re Group Ltd.	740	66,252
IPC Holdings Ltd.	970	27,160
Loews Corp.	2,080	83,658
Old Republic International Corp.	6,310	81,462
OneBeacon Insurance Group Ltd.	3,390	64,478
Principal Financial Group, Inc.	680	37,890
ProAssurance Corp. (a)	1,210	65,134
Protective Life Corp.	710	28,798
W.R. Berkley Corp.	1,520	42,089
		643,218
Real Estate Investment Trusts - 4.5%
Cousins Properties, Inc.	1,780	43,984
Kimco Realty Corp.	1,930	75,598
PS Business Parks, Inc.	760	39,444
Public Storage	510	45,196
Rayonier, Inc.	860	37,358
Regency Centers Corp.	390	25,256
Vornado Realty Trust	650	56,037
		322,873
Real Estate Management & Development - 1.3%
Brookfield Asset Management, Inc. Class A	1,400	37,721
Brookfield Properties Corp.	2,990	57,737
		95,458
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	700	18,424
FirstFed Financial Corp. (a)	1,500	40,725
Freddie Mac	980	24,814
Hudson City Bancorp, Inc.	1,910	33,769
People's United Financial, Inc.	4,660	80,665
		198,397
TOTAL FINANCIALS		1,819,154
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	260	22,321
Health Care Providers & Services - 2.8%
Community Health Systems, Inc. (a)	3,080	103,386

	Shares	Value
Coventry Health Care, Inc. (a)	1,530	$ 61,736
Lincare Holdings, Inc. (a)	1,220	34,294
		199,416
Pharmaceuticals - 0.8%
Warner Chilcott Ltd. (a)	3,370	60,660
TOTAL HEALTH CARE		282,397
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc. (a)	940	97,318
Spirit AeroSystems Holdings, Inc. Class A (a)	2,750	60,995
		158,313
Building Products - 1.0%
Owens Corning (a)	3,920	71,070
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,410	41,228
Electrical Equipment - 0.6%
AMETEK, Inc.	1,050	46,106
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	1,260	42,134
Machinery - 2.6%
Dover Corp.	800	33,424
Harsco Corp.	770	42,643
Joy Global, Inc.	340	22,154
Kennametal, Inc.	1,230	36,199
Oshkosh Co.	1,310	47,527
		181,947
TOTAL INDUSTRIALS		540,798
INFORMATION TECHNOLOGY - 5.0%
Computers & Peripherals - 0.6%
NCR Corp. (a)	1,830	41,779
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A	1,260	46,935
Arrow Electronics, Inc. (a)	2,110	71,002
		117,937
IT Services - 2.1%
Fidelity National Information Services, Inc.	1,360	51,870
The Western Union Co.	1,120	23,822
Total System Services, Inc.	3,149	74,505
		150,197
Software - 0.6%
Jack Henry & Associates, Inc.	1,780	43,913
TOTAL INFORMATION TECHNOLOGY		353,826
MATERIALS - 6.5%
Chemicals - 4.0%
Albemarle Corp.	2,230	81,440
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	810	$ 44,963
PPG Industries, Inc.	960	58,090
Rohm & Haas Co.	1,090	58,947
Sigma Aldrich Corp.	740	44,141
		287,581
Construction Materials - 1.1%
Cemex SA de CV sponsored ADR	1,400	36,568
Vulcan Materials Co.	620	41,168
		77,736
Containers & Packaging - 0.8%
Ball Corp.	810	37,211
Temple-Inland, Inc.	1,640	20,861
		58,072
Metals & Mining - 0.6%
Carpenter Technology Corp.	690	38,619
TOTAL MATERIALS		462,008
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	1,220	40,553
Qwest Communications International, Inc.	3,830	17,350
Windstream Corp.	2,950	35,253
		93,156
UTILITIES - 10.6%
Electric Utilities - 3.9%
American Electric Power Co., Inc.	2,480	103,242
Edison International	1,210	59,314
FirstEnergy Corp.	900	61,758
Westar Energy, Inc.	2,460	56,014
		280,328
Gas Utilities - 2.9%
Energen Corp.	870	54,201
ONEOK, Inc.	1,590	70,962

	Shares	Value
Questar Corp.	750	$ 42,420
UGI Corp.	1,720	42,862
		210,445
Multi-Utilities - 3.8%
CMS Energy Corp.	5,260	71,220
MDU Resources Group, Inc.	1,410	34,616
NSTAR	1,190	36,212
PG&E Corp.	2,200	81,004
Xcel Energy, Inc.	2,300	45,885
		268,937
TOTAL UTILITIES		759,710
TOTAL COMMON STOCKS (Cost $7,602,454)		6,882,853
Nonconvertible Preferred Stocks - 0.4%

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc. (special)	770	28,721
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,778)		28,721
Money Market Funds - 2.5%

SSgA Prime Money Market Fund, 3.26% (b) (Cost $176,646)	176,646	176,646
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $7,818,878)	7,088,220
NET OTHER ASSETS - 0.7%	48,940
NET ASSETS - 100%	$ 7,137,160
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,088,220	$ 7,088,220	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,882,451. Net unrealized depreciation aggregated $794,231, of which $214,817 related to appreciated investment securities and $1,009,048 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Advisers®
Small Cap Portfolio

March 31, 2008

1.857419.100

FILI-SCV-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.5%
Aftermarket Technology Corp. (a)	440	$ 8,554
American Axle & Manufacturing Holdings, Inc.	2,430	49,815
Amerigon, Inc. (a)	760	11,248
ArvinMeritor, Inc.	1,300	16,263
Autoliv, Inc.	570	28,614
BorgWarner, Inc.	520	22,376
Cooper Tire & Rubber Co.	2,470	36,976
Drew Industries, Inc. (a)	880	21,525
Exide Technologies (a)	190	2,489
Fuel Systems Solutions, Inc. (a)	70	933
Gentex Corp.	1,530	26,240
Hayes Lemmerz International, Inc. (a)	290	809
Lear Corp. (a)	1,760	45,602
Stoneridge, Inc. (a)	30	404
Tenneco, Inc. (a)	1,300	36,322
		308,170
Automobiles - 0.3%
Fleetwood Enterprises, Inc. (a)	790	3,634
Monaco Coach Corp.	770	7,300
Thor Industries, Inc.	1,500	44,655
		55,589
Distributors - 0.1%
Core-Mark Holding Co., Inc. (a)	90	2,587
LKQ Corp. (a)	690	15,504
		18,091
Diversified Consumer Services - 0.9%
Capella Education Co. (a)	500	27,300
Coinstar, Inc. (a)	890	25,045
DeVry, Inc.	820	34,309
ITT Educational Services, Inc. (a)	310	14,238
K12, Inc.	90	1,763
Matthews International Corp. Class A	170	8,203
Noah Education Holdings Ltd. ADR	520	2,891
Pre-Paid Legal Services, Inc. (a)	230	9,754
Service Corp. International	1,410	14,297
Sotheby's Class A (ltd. vtg.)	1,070	30,934
Steiner Leisure Ltd. (a)	260	8,580
		177,314
Hotels, Restaurants & Leisure - 0.9%
Ambassadors Group, Inc.	50	945
Bally Technologies, Inc. (a)	850	29,189
Bob Evans Farms, Inc.	1,220	33,660
Brinker International, Inc.	770	14,284
CBRL Group, Inc.	490	17,527
CEC Entertainment, Inc. (a)	20	578
Chipotle Mexican Grill, Inc. Class A (a)	130	14,746
Churchill Downs, Inc.	20	945
Denny's Corp. (a)	2,440	7,271
Domino's Pizza, Inc.	190	2,563

	Shares	Value
Monarch Casino & Resort, Inc. (a)	350	$ 6,199
Premier Exhibitions, Inc. (a)	580	3,503
WMS Industries, Inc. (a)	770	27,697
Wyndham Worldwide Corp.	1,020	21,094
		180,201
Household Durables - 2.3%
American Greetings Corp. Class A	2,790	51,755
Blyth, Inc.	1,330	26,228
Centex Corp.	630	15,252
Champion Enterprises, Inc. (a)	930	9,328
CSS Industries, Inc.	350	12,236
Helen of Troy Ltd. (a)	220	3,689
Hooker Furniture Corp.	260	5,808
KB Home	930	22,999
La-Z-Boy, Inc.	260	2,168
Lennar Corp. Class A	1,920	36,115
Mohawk Industries, Inc. (a)	450	32,225
NVR, Inc. (a)	80	47,800
Pulte Homes, Inc.	1,370	19,934
Ryland Group, Inc.	1,610	52,953
Tempur-Pedic International, Inc.	1,200	13,200
Toll Brothers, Inc. (a)	820	19,254
Tupperware Brands Corp.	1,410	54,539
Universal Electronics, Inc. (a)	250	6,053
Whirlpool Corp.	360	31,241
		462,777
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,120	9,531
Expedia, Inc. (a)	1,560	34,148
FTD Group, Inc.	160	2,147
Gaiam, Inc. Class A (a)	680	11,778
Netflix, Inc. (a)	2,070	71,726
Overstock.com, Inc. (a)	370	4,407
PetMed Express, Inc. (a)	640	7,098
Priceline.com, Inc. (a)	410	49,553
Shutterfly, Inc. (a)	140	2,082
Stamps.com, Inc. (a)	40	410
Systemax, Inc.	250	3,015
		195,895
Leisure Equipment & Products - 0.7%
Callaway Golf Co.	3,120	45,802
Eastman Kodak Co.	1,280	22,618
JAKKS Pacific, Inc. (a)	880	24,262
Polaris Industries, Inc.	1,280	52,493
RC2 Corp. (a)	190	3,984
Sturm Ruger & Co., Inc. (a)	610	5,026
		154,185
Media - 1.1%
Charter Communications, Inc. Class A (a)	10,570	9,006
Cox Radio, Inc. Class A (a)	140	1,663
Cumulus Media, Inc. Class A (a)	600	3,828
DG FastChannel, Inc. (a)	340	6,521
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Holding Co. Class A (a)	390	$ 8,276
DreamWorks Animation SKG, Inc. Class A (a)	630	16,241
Entravision Communication Corp. Class A (a)	3,690	24,575
Gannett Co., Inc.	580	16,849
Getty Images, Inc. (a)	760	24,320
Global Sources Ltd.	1,285	19,082
LIN TV Corp. Class A (a)	710	6,823
Marvel Entertainment, Inc. (a)	480	12,859
Mediacom Communications Corp. Class A (a)	120	520
National CineMedia, Inc.	250	5,620
Regal Entertainment Group Class A	290	5,594
Scholastic Corp. (a)	1,270	38,443
Sinclair Broadcast Group, Inc. Class A	3,140	27,977
Warner Music Group Corp.	1,580	7,868
		236,065
Multiline Retail - 0.8%
Big Lots, Inc. (a)	3,430	76,489
Dollar Tree, Inc. (a)	1,640	45,248
Family Dollar Stores, Inc.	1,390	27,105
Macy's, Inc.	610	14,067
		162,909
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	470	3,205
Aeropostale, Inc. (a)	2,970	80,517
AutoNation, Inc. (a)	1,960	29,341
AutoZone, Inc. (a)	270	30,734
Barnes & Noble, Inc.	330	10,115
Blockbuster, Inc. Class A (a)	5,040	16,430
Books-A-Million, Inc.	210	1,835
Brown Shoe Co., Inc.	1,140	17,180
Conn's, Inc. (a)	260	4,241
Dress Barn, Inc. (a)	1,470	19,022
Hot Topic, Inc. (a)	780	3,362
Jos. A. Bank Clothiers, Inc. (a)	340	6,970
Office Depot, Inc. (a)	1,840	20,332
RadioShack Corp.	2,060	33,475
Sally Beauty Holdings, Inc. (a)	3,960	27,324
Select Comfort Corp. (a)	120	432
The Buckle, Inc.	1,550	69,332
The Cato Corp. Class A (sub. vtg.)	110	1,643
The Men's Wearhouse, Inc.	1,040	24,201
		399,691
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)	230	2,174
Cherokee, Inc.	50	1,684
Deckers Outdoor Corp. (a)	480	51,754
Fossil, Inc. (a)	1,400	42,756

	Shares	Value
Iconix Brand Group, Inc. (a)	730	$ 12,666
Liz Claiborne, Inc.	810	14,702
Movado Group, Inc.	330	6,432
Perry Ellis International, Inc. (a)	260	5,676
Polo Ralph Lauren Corp. Class A	590	34,391
Steven Madden Ltd. (a)	82	1,405
Warnaco Group, Inc. (a)	1,630	64,287
Wolverine World Wide, Inc.	1,900	55,119
		293,046
TOTAL CONSUMER DISCRETIONARY		2,643,933
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	150	7,131
Central European Distribution Corp. (a)	600	34,914
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,730	30,569
Hansen Natural Corp. (a)	410	14,473
Molson Coors Brewing Co. Class B	400	21,028
Pepsi Bottling Group, Inc.	200	6,782
PepsiAmericas, Inc.	200	5,106
		120,003
Food & Staples Retailing - 0.8%
BJ's Wholesale Club, Inc. (a)	1,180	42,114
Casey's General Stores, Inc.	1,730	39,098
China Nepstar Chain Drugstore Ltd. ADR	70	952
Ingles Markets, Inc. Class A	380	9,344
Longs Drug Stores Corp.	490	20,805
Nash-Finch Co.	410	13,932
Performance Food Group Co. (a)	740	24,183
Pricesmart, Inc.	140	3,879
Spartan Stores, Inc.	50	1,043
SUPERVALU, Inc.	270	8,095
		163,445
Food Products - 1.1%
Agria Corp. ADR	200	1,670
Cal-Maine Foods, Inc.	490	16,356
Chiquita Brands International, Inc. (a)	1,950	45,065
Darling International, Inc. (a)	3,510	45,455
Flowers Foods, Inc.	2,010	49,748
Fresh Del Monte Produce, Inc. (a)	1,300	47,320
Green Mountain Coffee Roasters, Inc. (a)	370	11,711
Hormel Foods Corp.	100	4,166
Imperial Sugar Co.	260	4,893
Reddy Ice Holdings, Inc.	290	3,779
		230,163
Household Products - 0.1%
WD-40 Co.	330	10,973
Personal Products - 0.5%
Alberto-Culver Co.	100	2,741
American Oriental Bioengineering, Inc. (a)	3,580	28,998
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Chattem, Inc. (a)	690	$ 45,775
Elizabeth Arden, Inc. (a)	470	9,377
Herbalife Ltd.	160	7,600
NBTY, Inc. (a)	460	13,777
Nu Skin Enterprises, Inc. Class A	130	2,343
		110,611
Tobacco - 0.5%
Alliance One International, Inc. (a)	190	1,148
Universal Corp.	1,070	70,117
Vector Group Ltd.	1,178	20,721
		91,986
TOTAL CONSUMER STAPLES		727,181
ENERGY - 6.8%
Energy Equipment & Services - 3.3%
Atwood Oceanics, Inc. (a)	350	32,102
Basic Energy Services, Inc. (a)	70	1,546
Bolt Technology Corp. (a)	10	184
Bristow Group, Inc. (a)	100	5,367
Dawson Geophysical Co. (a)	180	12,150
Dresser-Rand Group, Inc. (a)	310	9,533
Dril-Quip, Inc. (a)	930	43,217
ENGlobal Corp. (a)	170	1,454
ENSCO International, Inc.	750	46,965
Exterran Holdings, Inc. (a)	300	19,362
FMC Technologies, Inc. (a)	730	41,530
Global Industries Ltd. (a)	1,600	25,744
Grey Wolf, Inc. (a)	560	3,797
Gulf Island Fabrication, Inc.	310	8,903
Gulfmark Offshore, Inc. (a)	850	46,512
Helix Energy Solutions Group, Inc. (a)	100	3,150
Hornbeck Offshore Services, Inc. (a)	550	25,119
Matrix Service Co. (a)	250	4,295
NATCO Group, Inc. Class A (a)	990	46,283
Newpark Resources, Inc. (a)	630	3,213
Oil States International, Inc. (a)	1,610	72,144
Patterson-UTI Energy, Inc.	1,400	36,652
Rowan Companies, Inc.	630	25,943
SEACOR Holdings, Inc. (a)	580	49,509
Superior Energy Services, Inc. (a)	100	3,962
T-3 Energy Services, Inc. (a)	320	13,619
Tidewater, Inc.	580	31,964
Trico Marine Services, Inc. (a)	90	3,507
Union Drilling, Inc. (a)	140	2,449
Unit Corp. (a)	360	20,394
Willbros Group, Inc. (a)	1,150	35,190
		675,759
Oil, Gas & Consumable Fuels - 3.5%
Alon USA Energy, Inc.	100	1,521

	Shares	Value
Alpha Natural Resources, Inc. (a)	2,230	$ 96,821
Arena Resources, Inc. (a)	500	19,355
Berry Petroleum Co. Class A	550	25,570
Bill Barrett Corp. (a)	560	26,460
Bois d'Arc Energy LLC (a)	960	20,630
Brigham Exploration Co. (a)	430	2,610
Cabot Oil & Gas Corp.	200	10,168
Callon Petroleum Co. (a)	130	2,352
Cimarex Energy Co.	400	21,896
Comstock Resources, Inc. (a)	100	4,030
Concho Resources, Inc.	290	7,436
Contango Oil & Gas Co. (a)	120	7,753
Continental Resources, Inc.	200	6,378
Forest Oil Corp. (a)	100	4,896
Foundation Coal Holdings, Inc.	650	32,715
Frontier Oil Corp.	1,150	31,349
Galleon Energy, Inc. Class A (a)	100	1,442
Golar LNG Ltd.	120	2,174
Gulfport Energy Corp. (a)	40	424
Holly Corp.	630	27,348
James River Coal Co. (a)	510	8,935
Jura Energy Corp. (a)	2,600	975
Mariner Energy, Inc. (a)	2,210	59,692
Massey Energy Co.	1,900	69,350
Noble Energy, Inc.	100	7,280
Petrohawk Energy Corp. (a)	1,800	36,306
Petroquest Energy, Inc. (a)	1,030	17,860
Plains Exploration & Production Co. (a)	100	5,314
Rosetta Resources, Inc. (a)	910	17,900
Stone Energy Corp. (a)	1,210	63,295
Swift Energy Co. (a)	100	4,499
TUSK Energy Corp. (a)	1,000	1,656
Vaalco Energy, Inc. (a)	700	3,479
Vero Energy, Inc. (a)	100	745
W&T Offshore, Inc.	1,360	46,390
Warren Resources, Inc. (a)	270	3,205
Whiting Petroleum Corp. (a)	100	6,465
		706,674
TOTAL ENERGY		1,382,433
FINANCIALS - 12.3%
Capital Markets - 1.7%
Apollo Investment Corp.	1,200	18,996
Ares Capital Corp.	330	4,148
Ares Capital Corp. rights 4/21/08 (a)	110	62
Calamos Asset Management, Inc. Class A	360	5,861
FCStone Group, Inc.	750	20,775
GAMCO Investors, Inc. Class A	610	30,720
GFI Group, Inc.	210	12,033
Greenhill & Co., Inc.	140	9,738
Invesco Ltd.	2,040	49,694
Janus Capital Group, Inc.	1,550	36,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Knight Capital Group, Inc. Class A (a)	3,250	$ 52,780
Lazard Ltd. Class A	240	9,168
Legg Mason, Inc.	150	8,397
MCG Capital Corp.	300	2,727
MCG Capital Corp. rights 4/18/08 (a)	42	45
NGP Capital Resources Co.	60	985
optionsXpress Holdings, Inc.	2,110	43,698
Prospect Capital Corp.	30	457
Raymond James Financial, Inc.	790	18,154
SWS Group, Inc.	240	2,935
TradeStation Group, Inc. (a)	810	6,901
U.S. Global Investments, Inc. Class A	510	6,905
W.P. Carey & Co. LLC	50	1,499
Waddell & Reed Financial, Inc. Class A	320	10,282
		353,029
Commercial Banks - 0.4%
Amcore Financial, Inc.	40	814
Cascade Bancorp	60	574
City Holding Co.	250	9,975
Community Bank System, Inc.	430	10,561
First Merchants Corp.	120	3,425
FirstMerit Corp.	170	3,512
Independent Bank Corp., Massachusetts	70	2,069
NBT Bancorp, Inc.	270	5,994
Oriental Financial Group, Inc.	390	7,687
Pacific Capital Bancorp	500	10,750
Renasant Corp.	20	450
Sterling Financial Corp., Pennsylvania	100	1,745
Susquehanna Bancshares, Inc., Pennsylvania	290	5,907
WesBanco, Inc.	300	7,413
		70,876
Consumer Finance - 0.4%
Advanta Corp. Class B	1,380	9,701
Cash America International, Inc.	550	20,020
Discover Financial Services	1,850	30,285
World Acceptance Corp. (a)	340	10,829
		70,835
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp.	530	5,104
Financial Federal Corp.	180	3,926
Interactive Brokers Group, Inc.	640	16,429
MarketAxess Holdings, Inc. (a)	580	5,765
Portfolio Recovery Associates, Inc.	380	16,298
The NASDAQ Stock Market, Inc. (a)	950	36,727
		84,249
Insurance - 6.8%
Alfa Corp.	130	2,857
Alleghany Corp.	20	6,830

	Shares	Value
Allied World Assurance Co. Holdings Ltd.	230	$ 9,131
American Equity Investment Life Holding Co.	140	1,299
American Physicians Capital, Inc.	360	16,690
Amerisafe, Inc. (a)	600	7,584
Amtrust Financial Services, Inc.	1,420	23,018
Arch Capital Group Ltd. (a)	380	26,095
Argo Group International Holdings, Ltd. (a)	439	15,593
Aspen Insurance Holdings Ltd.	1,120	29,546
Assurant, Inc.	840	51,122
Assured Guaranty Ltd.	1,770	42,020
Axis Capital Holdings Ltd.	1,010	34,320
Cincinnati Financial Corp.	420	15,977
CNA Financial Corp.	520	13,411
CNA Surety Corp. (a)	640	9,843
Commerce Group, Inc., Massachusetts	520	18,751
Conseco, Inc. (a)	200	2,040
Darwin Professional Underwriters, Inc. (a)	110	2,474
Delphi Financial Group, Inc. Class A	1,450	42,384
Donegal Group, Inc. Class A	20	348
eHealth, Inc. (a)	330	7,283
EMC Insurance Group	30	807
Employers Holdings, Inc.	50	927
Endurance Specialty Holdings Ltd.	740	27,084
Erie Indemnity Co. Class A	40	2,048
Everest Re Group Ltd.	410	36,707
FBL Financial Group, Inc. Class A	620	17,664
Fidelity National Financial, Inc. Class A	2,000	36,660
FPIC Insurance Group, Inc. (a)	200	9,428
Genworth Financial, Inc. Class A (non-vtg.)	2,120	47,997
Hallmark Financial Services, Inc. (a)	250	2,790
Harleysville Group, Inc.	390	14,075
HCC Insurance Holdings, Inc.	780	17,698
Hilb Rogal & Hobbs Co.	150	4,721
Horace Mann Educators Corp.	610	10,663
Infinity Property & Casualty Corp.	230	9,568
IPC Holdings Ltd.	1,170	32,760
Life Partners Holdings, Inc.	10	185
Markel Corp. (a)	10	4,400
Max Capital Group Ltd.	2,020	52,904
Meadowbrook Insurance Group, Inc.	120	937
Mercury General Corp.	310	13,736
National Financial Partners Corp.	650	14,606
National Interstate Corp.	210	4,904
Nationwide Financial Services, Inc. Class A (sub. vtg.)	330	15,602
Navigators Group, Inc. (a)	480	26,112
OdysseyRe Holdings Corp.	370	13,598
OneBeacon Insurance Group Ltd.	60	1,141
PartnerRe Ltd.	440	33,572
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Philadelphia Consolidated Holdings Corp. (a)	570	$ 18,354
Phoenix Companies, Inc.	1,680	20,513
Platinum Underwriters Holdings Ltd.	1,060	34,408
Presidential Life Corp.	20	349
ProAssurance Corp. (a)	850	45,756
ProCentury Corp.	280	5,040
Protective Life Corp.	420	17,035
Reinsurance Group of America, Inc.	390	21,232
RenaissanceRe Holdings Ltd.	610	31,665
RLI Corp.	700	34,699
SAFECO Corp.	750	32,910
Safety Insurance Group, Inc.	10	341
SeaBright Insurance Holdings, Inc. (a)	510	7,512
Selective Insurance Group, Inc.	940	22,447
StanCorp Financial Group, Inc.	640	30,534
The First American Corp.	1,030	34,958
The Midland Co.	230	14,934
Torchmark Corp.	640	38,470
Tower Group, Inc.	50	1,259
Transatlantic Holdings, Inc.	110	7,299
United America Indemnity Ltd. Class A (a)	990	19,067
United Fire & Casualty Co.	150	5,610
Universal Insurance Holdings, Inc.	70	265
Unum Group	1,760	38,738
W.R. Berkley Corp.	1,240	34,336
White Mountains Insurance Group Ltd.	20	9,600
XL Capital Ltd. Class A	550	16,253
		1,375,494
Real Estate Investment Trusts - 2.4%
Agree Realty Corp.	200	5,490
Alexandria Real Estate Equities, Inc.	100	9,272
Arbor Realty Trust, Inc.	100	1,508
Ashford Hospitality Trust, Inc.	1,100	6,248
Associated Estates Realty Corp.	100	1,144
Brandywine Realty Trust (SBI)	400	6,784
Capital Trust, Inc. Class A	100	2,695
CBL & Associates Properties, Inc.	400	9,412
Cedar Shopping Centers, Inc.	300	3,504
Colonial Properties Trust (SBI)	100	2,405
Corporate Office Properties Trust (SBI)	200	6,722
DiamondRock Hospitality Co.	900	11,403
Digital Realty Trust, Inc.	600	21,300
EastGroup Properties, Inc.	200	9,292
Entertainment Properties Trust (SBI)	300	14,799
Equity Lifestyle Properties, Inc.	100	4,937
Equity One, Inc.	500	11,985
FelCor Lodging Trust, Inc.	1,000	12,030
First Industrial Realty Trust, Inc.	700	21,623
Glimcher Realty Trust	100	1,196

	Shares	Value
Gramercy Capital Corp.	200	$ 4,186
Hersha Hospitality Trust	200	1,806
Highwoods Properties, Inc. (SBI)	500	15,535
Home Properties, Inc.	200	9,598
Inland Real Estate Corp.	1,000	15,210
Kite Realty Group Trust	300	4,200
LaSalle Hotel Properties (SBI)	200	5,746
Lexington Corporate Properties Trust	500	7,205
LTC Properties, Inc.	200	5,142
Medical Properties Trust, Inc.	100	1,132
Mid-America Apartment Communities, Inc.	200	9,968
National Health Investors, Inc.	100	3,125
National Retail Properties, Inc.	800	17,640
Nationwide Health Properties, Inc.	1,200	40,500
Omega Healthcare Investors, Inc.	700	12,152
Parkway Properties, Inc.	200	7,392
Pennsylvania Real Estate Investment Trust (SBI)	500	12,195
PS Business Parks, Inc.	200	10,380
RAIT Financial Trust (SBI)	500	3,470
Ramco-Gershenson Properties Trust (SBI)	200	4,222
Realty Income Corp.	900	23,058
Redwood Trust, Inc.	200	7,270
Saul Centers, Inc.	100	5,024
Senior Housing Properties Trust (SBI)	1,100	26,070
Sovran Self Storage, Inc.	200	8,542
Strategic Hotel & Resorts, Inc.	600	7,878
Sunstone Hotel Investors, Inc.	700	11,207
Tanger Factory Outlet Centers, Inc.	500	19,235
Taubman Centers, Inc.	200	10,420
Washington (REIT) (SBI)	300	10,026
		483,283
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	280	21,655
Thrifts & Mortgage Finance - 0.1%
Dime Community Bancshares, Inc.	30	524
Encore Bancshares, Inc.	200	3,500
Farmer Mac Class C (non-vtg.)	100	2,610
First Niagara Financial Group, Inc.	880	11,959
Provident New York Bancorp	240	3,240
The PMI Group, Inc.	210	1,222
TierOne Corp.	270	3,046
WSFS Financial Corp.	40	1,971
		28,072
TOTAL FINANCIALS		2,487,493
HEALTH CARE - 9.3%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	40	718
Alexion Pharmaceuticals, Inc. (a)	100	5,930
Alnylam Pharmaceuticals, Inc. (a)	830	20,252
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	300	$ 10,611
Cepheid, Inc. (a)	100	2,439
Cubist Pharmaceuticals, Inc. (a)	1,460	26,893
CytRx Corp. (a)	1,400	1,610
Enzon Pharmaceuticals, Inc. (a)	570	5,250
Halozyme Therapeutics, Inc. (a)	340	2,162
Incyte Corp. (a)	200	2,102
Isis Pharmaceuticals, Inc. (a)	840	11,852
Martek Biosciences (a)	820	25,067
Millennium Pharmaceuticals, Inc. (a)	1,490	23,035
ONYX Pharmaceuticals, Inc. (a)	200	5,806
OSI Pharmaceuticals, Inc. (a)	1,030	38,512
Regeneron Pharmaceuticals, Inc. (a)	490	9,403
RXi Pharmaceuticals Corp. (a)	94	893
Savient Pharmaceuticals, Inc. (a)	300	6,000
Seattle Genetics, Inc. (a)	600	5,460
XOMA Ltd. (a)	1,520	3,937
		207,932
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	530	12,280
Analogic Corp.	660	43,916
ArthroCare Corp. (a)	280	9,338
CONMED Corp. (a)	660	16,922
Cynosure, Inc. Class A (a)	250	5,325
Datascope Corp.	310	12,843
DENTSPLY International, Inc.	100	3,860
Edwards Lifesciences Corp. (a)	350	15,593
Hologic, Inc. (a)	800	44,480
Intuitive Surgical, Inc. (a)	140	45,409
Invacare Corp.	60	1,337
Inverness Medical Innovations, Inc. (a)	568	17,097
IRIS International, Inc. (a)	340	4,512
Kensey Nash Corp. (a)	80	2,316
Meridian Bioscience, Inc.	1,390	46,468
Merit Medical Systems, Inc. (a)	290	4,591
Orthofix International NV (a)	100	3,977
Quidel Corp. (a)	850	13,651
RTI Biologics, Inc. (a)	140	1,323
Somanetics Corp. (a)	250	3,893
SonoSite, Inc. (a)	250	7,108
Steris Corp.	1,720	46,148
		362,387
Health Care Providers & Services - 3.2%
Air Methods Corp. (a)	360	17,413
Alliance Imaging, Inc. (a)	1,030	8,858
Amedisys, Inc. (a)	650	25,571
AMERIGROUP Corp. (a)	1,680	45,914
AmerisourceBergen Corp.	1,110	45,488
AmSurg Corp. (a)	440	10,419
Apria Healthcare Group, Inc. (a)	2,010	39,698

	Shares	Value
BioScrip, Inc. (a)	370	$ 2,501
Centene Corp. (a)	2,070	28,856
Chemed Corp.	870	36,714
Chindex International, Inc. (a)	150	5,661
Coventry Health Care, Inc. (a)	930	37,526
Emergency Medical Services Corp. Class A (a)	800	19,752
Hanger Orthopedic Group, Inc. (a)	210	2,264
Health Net, Inc. (a)	950	29,260
Healthspring, Inc. (a)	2,730	38,438
HMS Holdings Corp. (a)	260	7,423
Humana, Inc. (a)	670	30,056
Kindred Healthcare, Inc. (a)	490	10,716
Landauer, Inc.	100	5,034
LCA-Vision, Inc.	60	750
Lincare Holdings, Inc. (a)	950	26,705
Molina Healthcare, Inc. (a)	1,330	32,479
Omnicare, Inc.	1,160	21,066
Owens & Minor, Inc.	750	29,505
Providence Service Corp. (a)	270	8,100
RehabCare Group, Inc. (a)	680	10,200
ResCare, Inc. (a)	490	8,404
Skilled Healthcare Group, Inc.	30	329
Sun Healthcare Group, Inc. (a)	600	7,884
Tenet Healthcare Corp. (a)	5,320	30,111
Universal American Financial Corp. (a)	550	5,830
Wellcare Health Plans, Inc. (a)	390	15,191
		644,116
Health Care Technology - 0.3%
Eclipsys Corp. (a)	140	2,745
HLTH Corp. (a)	610	5,819
Omnicell, Inc. (a)	900	18,090
Phase Forward, Inc. (a)	1,190	20,325
TriZetto Group, Inc. (a)	190	3,171
		50,150
Life Sciences Tools & Services - 1.7%
Albany Molecular Research, Inc. (a)	470	5,706
Applera Corp.:
- Applied Biosystems Group	1,150	37,789
- Celera Genomics Group (a)	430	6,321
Bio-Rad Laboratories, Inc. Class A (a)	30	2,669
Bruker BioSciences Corp. (a)	30	462
Dionex Corp. (a)	670	51,583
eResearchTechnology, Inc. (a)	1,270	15,773
Illumina, Inc. (a)	300	22,770
Invitrogen Corp. (a)	540	46,154
Kendle International, Inc. (a)	380	17,070
PAREXEL International Corp. (a)	1,900	49,590
PerkinElmer, Inc.	870	21,098
Pharmaceutical Product Development, Inc.	100	4,190
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PharmaNet Development Group, Inc. (a)	510	$ 12,867
Varian, Inc. (a)	970	56,182
		350,224
Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals, Inc. (a)	280	7,487
Bentley Pharmaceuticals, Inc. (a)	80	1,300
BioMimetic Therapeutics, Inc. (a)	30	240
Durect Corp. (a)	340	1,785
Endo Pharmaceuticals Holdings, Inc. (a)	1,360	32,558
Forest Laboratories, Inc. (a)	680	27,207
King Pharmaceuticals, Inc. (a)	5,050	43,935
KV Pharmaceutical Co. Class A (a)	280	6,989
Medicis Pharmaceutical Corp. Class A	1,410	27,763
Noven Pharmaceuticals, Inc. (a)	50	449
Obagi Medical Products, Inc. (a)	750	6,510
Pain Therapeutics, Inc. (a)	360	3,042
Perrigo Co.	340	12,828
Pozen, Inc. (a)	560	5,802
Sciele Pharma, Inc. (a)	1,840	35,880
Valeant Pharmaceuticals International (a)	1,290	16,551
Vivus, Inc. (a)	190	1,146
XenoPort, Inc. (a)	780	31,567
		263,039
TOTAL HEALTH CARE		1,877,848
INDUSTRIALS - 18.3%
Aerospace & Defense - 2.0%
AAR Corp. (a)	500	13,635
AeroVironment, Inc. (a)	180	3,681
American Science & Engineering, Inc.	160	8,731
BE Aerospace, Inc. (a)	100	3,495
Ceradyne, Inc. (a)	1,060	33,878
Cubic Corp.	1,070	30,420
Curtiss-Wright Corp.	840	34,843
DRS Technologies, Inc.	1,160	67,605
Ducommun, Inc. (a)	370	10,238
DynCorp International, Inc. Class A (a)	1,740	29,023
Esterline Technologies Corp. (a)	760	38,281
Heico Corp.	460	22,425
Ladish Co., Inc. (a)	110	3,960
Orbital Sciences Corp. (a)	140	3,374
Stanley, Inc. (a)	280	8,249
Taser International, Inc. (a)	990	9,306
Teledyne Technologies, Inc. (a)	520	24,440
TransDigm Group, Inc. (a)	460	17,043
Triumph Group, Inc.	720	40,990
		403,617
Air Freight & Logistics - 0.2%
ABX Air, Inc. (a)	700	2,058

	Shares	Value
Atlas Air Worldwide Holdings, Inc. (a)	690	$ 37,950
Hub Group, Inc. Class A (a)	20	658
Pacer International, Inc.	510	8,379
		49,045
Airlines - 1.0%
Allegiant Travel Co. (a)	250	6,605
AMR Corp. (a)	1,110	10,012
Continental Airlines, Inc. Class B (a)	1,460	28,076
Copa Holdings SA Class A	120	4,573
Delta Air Lines, Inc. (a)	650	5,590
Northwest Airlines Corp. (a)	2,300	20,677
Pinnacle Airlines Corp. (a)	550	4,802
Republic Airways Holdings, Inc. (a)	1,240	26,858
SkyWest, Inc.	1,230	25,978
Southwest Airlines Co.	2,350	29,140
UAL Corp.	920	19,808
US Airways Group, Inc. (a)	1,840	16,394
		198,513
Building Products - 0.4%
Aaon, Inc.	150	3,005
Ameron International Corp.	110	10,288
Apogee Enterprises, Inc.	410	6,314
Lennox International, Inc.	930	33,452
Owens Corning (a)	190	3,445
USG Corp. (a)	480	17,674
		74,178
Commercial Services & Supplies - 4.9%
ABM Industries, Inc.	860	19,298
ACCO Brands Corp. (a)	320	4,342
Administaff, Inc.	1,230	29,040
Advisory Board Co. (a)	350	19,229
American Ecology Corp.	300	7,599
Bowne & Co., Inc.	820	12,505
Casella Waste Systems, Inc. Class A (a)	140	1,530
CBIZ, Inc. (a)	980	7,958
CDI Corp.	360	9,018
ChoicePoint, Inc. (a)	980	46,648
Comfort Systems USA, Inc.	1,130	14,701
Comsys IT Partners, Inc. (a)	510	4,315
Consolidated Graphics, Inc. (a)	160	8,968
Copart, Inc. (a)	210	8,140
Cornell Companies, Inc. (a)	580	13,027
CRA International, Inc. (a)	210	6,749
Deluxe Corp.	2,160	41,494
EnergySolutions, Inc.	80	1,835
Ennis, Inc.	410	6,880
Exponent, Inc. (a)	520	17,077
FTI Consulting, Inc. (a)	310	22,022
G&K Services, Inc. Class A	150	5,342
GeoEye, Inc. (a)	560	14,554
Heidrick & Struggles International, Inc.	440	14,313
Herman Miller, Inc.	1,910	46,929
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Hill International, Inc. (a)	70	$ 876
HNI Corp.	150	4,034
Hudson Highland Group, Inc. (a)	480	4,066
ICF International, Inc. (a)	420	8,421
IHS, Inc. Class A (a)	480	30,869
IKON Office Solutions, Inc.	920	6,992
InnerWorkings, Inc. (a)	430	6,033
Interface, Inc. Class A	2,490	34,985
Kimball International, Inc. Class B	640	6,861
Knoll, Inc.	2,030	23,426
Korn/Ferry International (a)	1,820	30,758
Layne Christensen Co. (a)	690	24,164
Learning Tree International, Inc. (a)	60	841
LECG Corp. (a)	50	468
Manpower, Inc.	610	34,319
Metalico, Inc. (a)	910	8,927
Mine Safety Appliances Co.	240	9,886
Navigant Consulting, Inc. (a)	250	4,745
PHH Corp. (a)	340	5,926
Pike Electric Corp. (a)	230	3,204
Resources Connection, Inc.	510	9,114
Robert Half International, Inc.	1,290	33,205
Rollins, Inc.	1,610	28,481
RSC Holdings, Inc.	260	2,834
School Specialty, Inc. (a)	150	4,731
Spherion Corp. (a)	1,910	11,689
Standard Parking Corp. (a)	20	419
Steelcase, Inc. Class A	2,520	27,871
Team, Inc. (a)	390	10,647
Teletech Holdings, Inc. (a)	1,300	29,198
Tetra Tech, Inc. (a)	390	7,609
TrueBlue, Inc. (a)	2,080	27,955
United Stationers, Inc. (a)	990	47,223
Viad Corp.	1,110	39,971
Volt Information Sciences, Inc. (a)	330	5,597
VSE Corp.	20	565
Waste Connections, Inc. (a)	870	26,744
Waste Industries USA, Inc.	140	5,061
Watson Wyatt Worldwide, Inc. Class A	880	49,940
		1,002,168
Construction & Engineering - 1.2%
AECOM Technology Corp.	160	4,162
Chicago Bridge & Iron Co. NV (NY Shares)	610	23,936
EMCOR Group, Inc. (a)	2,290	50,861
Granite Construction, Inc.	280	9,159
Integrated Electrical Services, Inc. (a)	360	5,656
KBR, Inc.	1,140	31,612
Michael Baker Corp. (a)	360	8,086
Northwest Pipe Co. (a)	120	5,099
Perini Corp. (a)	1,260	45,650

	Shares	Value
Shaw Group, Inc. (a)	730	$ 34,412
URS Corp. (a)	450	14,711
		233,344
Electrical Equipment - 2.3%
A.O. Smith Corp.	930	30,569
Acuity Brands, Inc.	1,430	61,419
AZZ, Inc. (a)	320	11,386
Belden, Inc.	1,180	41,678
Brady Corp. Class A	60	2,006
Cooper Industries Ltd. Class A	230	9,235
Day4 Energy, Inc.	2,000	9,040
Encore Wire Corp.	80	1,457
Evergreen Solar, Inc. (a)	2,050	19,004
GrafTech International Ltd. (a)	4,400	71,324
II-VI, Inc. (a)	200	7,596
LSI Industries, Inc.	610	8,058
Plug Power, Inc. (a)	150	467
Powell Industries, Inc. (a)	330	12,992
Regal-Beloit Corp.	1,050	38,462
Rockwell Automation, Inc.	240	13,781
Roper Industries, Inc.	460	27,342
Superior Essex, Inc. (a)	350	9,842
Thomas & Betts Corp. (a)	490	17,821
Vicor Corp.	420	5,015
Woodward Governor Co.	2,410	64,395
		462,889
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	140	4,682
Raven Industries, Inc.	220	6,666
Teleflex, Inc.	580	27,672
Tredegar Corp.	60	1,093
Walter Industries, Inc.	660	41,336
		81,449
Machinery - 5.0%
Actuant Corp. Class A	1,950	58,910
AGCO Corp. (a)	450	26,946
Ampco-Pittsburgh Corp.	390	16,766
Astec Industries, Inc. (a)	830	32,171
Axsys Technologies, Inc. (a)	270	13,468
Badger Meter, Inc.	410	17,712
Barnes Group, Inc.	1,720	39,474
Blount International, Inc. (a)	750	9,278
Briggs & Stratton Corp.	370	6,623
Bucyrus International, Inc. Class A	100	10,165
Cascade Corp.	80	3,945
Chart Industries, Inc. (a)	350	11,844
CIRCOR International, Inc.	460	21,275
Columbus McKinnon Corp. (NY Shares) (a)	520	16,110
Crane Co.	400	16,140
Cummins, Inc.	650	30,433
Dynamic Materials Corp.	210	9,072
EnPro Industries, Inc. (a)	1,000	31,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
ESCO Technologies, Inc. (a)	450	$ 17,874
Flowserve Corp.	100	10,438
FreightCar America, Inc.	110	3,773
Gardner Denver, Inc. (a)	1,610	59,731
Gorman-Rupp Co.	247	8,124
Hardinge, Inc.	50	688
Hurco Companies, Inc. (a)	290	13,566
IDEX Corp.	670	20,562
Ingersoll-Rand Co. Ltd. Class A	1,190	53,050
ITT Corp.	390	20,206
Kadant, Inc. (a)	480	14,102
L.B. Foster Co. Class A (a)	360	15,502
Lindsay Corp.	370	37,914
McCoy Corp.	1,100	4,522
Middleby Corp. (a)	460	28,699
Mueller Industries, Inc.	1,420	40,967
NACCO Industries, Inc. Class A	40	3,238
Nordson Corp.	260	14,001
Pentair, Inc.	600	19,140
RBC Bearings, Inc. (a)	390	14,481
Robbins & Myers, Inc.	1,660	54,199
SPX Corp.	510	53,499
Sun Hydraulics Corp.	460	13,464
Tecumseh Products Co. Class A (non-vtg.) (a)	620	19,022
Tennant Co.	530	21,099
Timken Co.	360	10,699
Titan International, Inc.	330	10,101
Toro Co.	800	33,112
Twin Disc, Inc.	120	1,898
Watts Water Technologies, Inc. Class A	560	15,697
		1,004,890
Marine - 0.1%
Excel Maritime Carriers Ltd.	730	21,426
Star Bulk Carriers Corp.	340	3,883
TBS International Ltd. Class A (a)	150	4,530
		29,839
Road & Rail - 0.1%
Ryder System, Inc.	500	30,455
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	1,640	49,020
Houston Wire & Cable Co.	70	1,121
Kaman Corp.	130	3,678
NuCo2, Inc. (a)	150	4,166
Rush Enterprises, Inc. Class A (a)	190	3,010
UAP Holding Corp.	1,020	39,107
United Rentals, Inc. (a)	2,160	40,694
		140,796

	Shares	Value
Transportation Infrastructure - 0.0%
CAI International, Inc.	670	$ 8,616
TOTAL INDUSTRIALS		3,719,799
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 2.4%
ADC Telecommunications, Inc. (a)	3,740	45,179
Adtran, Inc.	1,510	27,935
Arris Group, Inc. (a)	180	1,048
Avocent Corp. (a)	260	4,394
Black Box Corp.	100	3,085
Blue Coat Systems, Inc. (a)	1,760	38,790
Ciena Corp. (a)	100	3,083
CommScope, Inc. (a)	807	28,108
Comtech Group, Inc. (a)	330	3,561
Comtech Telecommunications Corp. (a)	1,340	52,260
Digi International, Inc. (a)	140	1,616
Dycom Industries, Inc. (a)	1,430	17,174
EMS Technologies, Inc. (a)	550	14,927
Extreme Networks, Inc. (a)	3,060	9,486
Foundry Networks, Inc. (a)	4,820	55,816
Globecomm Systems, Inc. (a)	80	696
Harmonic, Inc. (a)	3,590	27,284
Harris Corp.	600	29,118
InterDigital, Inc. (a)	530	10,499
Ixia (a)	750	5,820
Loral Space & Communications Ltd. (a)	50	1,192
MasTec, Inc. (a)	1,030	8,456
NETGEAR, Inc. (a)	320	6,384
Network Equipment Technologies, Inc. (a)	660	4,336
Plantronics, Inc.	2,140	41,323
ShoreTel, Inc.	600	3,072
Sycamore Networks, Inc. (a)	330	1,208
Tekelec (a)	440	5,478
Tellabs, Inc. (a)	4,840	26,378
ViaSat, Inc. (a)	870	18,896
		496,602
Computers & Peripherals - 1.7%
Brocade Communications Systems, Inc. (a)	5,940	43,362
Electronics for Imaging, Inc. (a)	700	10,444
Emulex Corp. (a)	1,730	28,095
Hypercom Corp. (a)	50	217
Iomega Corp. (a)	900	3,213
Lexmark International, Inc. Class A (a)	1,100	33,792
NCR Corp. (a)	1,710	39,039
NetApp, Inc. (a)	540	10,827
Novatel Wireless, Inc. (a)	720	6,970
Palm, Inc.	30	150
QLogic Corp. (a)	360	5,526
Quantum Corp. (a)	390	835
SanDisk Corp. (a)	850	19,185
Seagate Technology	1,770	37,064
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
STEC, Inc. (a)	300	$ 1,857
Stratasys, Inc. (a)	480	8,544
Synaptics, Inc. (a)	1,130	26,984
Teradata Corp. (a)	420	9,265
Western Digital Corp. (a)	1,980	53,539
		338,908
Electronic Equipment & Instruments - 2.6%
Acacia Research Corp. - Acacia Technologies (a)	540	3,105
Arrow Electronics, Inc. (a)	1,210	40,717
Avnet, Inc. (a)	1,190	38,949
AVX Corp.	200	2,562
Benchmark Electronics, Inc. (a)	820	14,719
Brightpoint, Inc. (a)	440	3,678
Checkpoint Systems, Inc. (a)	1,950	52,358
Cognex Corp.	180	3,929
Coherent, Inc. (a)	40	1,116
CPI International, Inc. (a)	60	595
CTS Corp.	1,040	11,128
Electro Scientific Industries, Inc. (a)	380	6,262
Excel Technology, Inc. (a)	80	2,157
FARO Technologies, Inc. (a)	250	7,795
FLIR Systems, Inc. (a)	400	12,036
Gerber Scientific, Inc. (a)	30	267
Insight Enterprises, Inc. (a)	1,040	18,200
Littelfuse, Inc. (a)	440	15,387
LoJack Corp. (a)	160	2,022
Measurement Specialties, Inc. (a)	180	3,145
Mercury Computer Systems, Inc. (a)	40	225
Methode Electronics, Inc. Class A	1,010	11,807
Molex, Inc.	550	12,738
MTS Systems Corp.	210	6,775
Multi-Fineline Electronix, Inc. (a)	270	5,068
Nam Tai Electronics, Inc.	280	2,688
National Instruments Corp.	980	25,617
OSI Systems, Inc. (a)	20	460
Park Electrochemical Corp.	460	11,891
PC Connection, Inc. (a)	200	1,584
Plexus Corp. (a)	1,130	31,697
Rofin-Sinar Technologies, Inc. (a)	1,930	86,657
Sanmina-SCI Corp. (a)	6,360	10,303
ScanSource, Inc. (a)	230	8,324
SMART Modular Technologies (WWH), Inc. (a)	450	2,795
SYNNEX Corp. (a)	220	4,668
Tech Data Corp. (a)	860	28,208
Technitrol, Inc.	910	21,048
Trimble Navigation Ltd. (a)	190	5,432
TTM Technologies, Inc. (a)	70	792
		518,904

	Shares	Value
Internet Software & Services - 2.2%
Art Technology Group, Inc. (a)	1,290	$ 5,005
AsiaInfo Holdings, Inc. (a)	1,450	15,747
Bankrate, Inc. (a)	840	41,908
Chordiant Software, Inc. (a)	790	4,764
CMGI, Inc. (a)	560	7,426
Digital River, Inc. (a)	950	29,422
DivX, Inc. (a)	340	2,380
Equinix, Inc. (a)	100	6,649
Greenfield Online, Inc. (a)	800	9,488
iMergent, Inc.	410	4,670
Interwoven, Inc. (a)	720	7,690
j2 Global Communications, Inc. (a)	2,180	48,658
NaviSite, Inc. (a)	540	1,193
NIC, Inc.	740	5,261
Omniture, Inc. (a)	190	4,410
Open Text Corp. (a)	1,490	47,141
S1 Corp. (a)	1,990	14,149
Sohu.com, Inc. (a)	1,100	49,643
SonicWALL, Inc. (a)	1,870	15,278
Soundbite Communications, Inc.	400	1,960
TheStreet.com, Inc.	970	7,838
Travelzoo, Inc. (a)	130	1,435
United Online, Inc.	3,590	37,910
ValueClick, Inc. (a)	1,510	26,048
VeriSign, Inc. (a)	690	22,936
Vignette Corp. (a)	560	7,398
Vocus, Inc. (a)	400	10,560
Websense, Inc. (a)	300	5,625
Zix Corp. (a)	570	2,206
		444,798
IT Services - 3.1%
Acxiom Corp.	1,300	15,431
Affiliated Computer Services, Inc. Class A (a)	250	12,528
Broadridge Financial Solutions, Inc.	270	4,752
CACI International, Inc. Class A (a)	770	35,074
Ciber, Inc. (a)	1,350	6,615
Computer Sciences Corp. (a)	1,080	44,053
Convergys Corp. (a)	2,010	30,271
CSG Systems International, Inc. (a)	1,210	13,758
CyberSource Corp. (a)	2,552	37,285
DST Systems, Inc. (a)	600	39,444
Electronic Data Systems Corp.	1,540	25,641
ExlService Holdings, Inc. (a)	40	918
Forrester Research, Inc. (a)	50	1,329
Gartner, Inc. Class A (a)	1,330	25,722
Genpact Ltd.	60	735
Global Payments, Inc.	270	11,167
Heartland Payment Systems, Inc.	1,200	27,612
Hewitt Associates, Inc. Class A (a)	1,210	48,122
ManTech International Corp. Class A (a)	1,350	61,236
Maximus, Inc.	910	33,406
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MPS Group, Inc. (a)	2,200	$ 26,004
NCI, Inc. Class A (a)	200	3,764
Perot Systems Corp. Class A (a)	160	2,406
RightNow Technologies, Inc. (a)	300	3,570
SAIC, Inc. (a)	1,670	31,045
Sapient Corp. (a)	4,070	28,327
SRA International, Inc. Class A (a)	690	16,774
Sykes Enterprises, Inc. (a)	750	13,193
Syntel, Inc.	550	14,658
Wright Express Corp. (a)	770	23,662
		638,502
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	890	29,655
Semiconductors & Semiconductor Equipment - 6.5%
Actel Corp. (a)	380	5,818
Advanced Analogic Technologies, Inc. (a)	860	4,833
Advanced Energy Industries, Inc. (a)	1,040	13,790
Altera Corp.	700	12,901
Amkor Technology, Inc. (a)	5,100	54,570
Analog Devices, Inc.	1,520	44,870
Atheros Communications, Inc. (a)	510	10,628
Atmel Corp. (a)	7,510	26,135
ATMI, Inc. (a)	1,140	31,726
Broadcom Corp. Class A (a)	1,190	22,931
Brooks Automation, Inc. (a)	2,820	27,410
Cabot Microelectronics Corp. (a)	1,310	42,117
Cohu, Inc.	540	8,775
Credence Systems Corp. (a)	1,470	2,499
Cymer, Inc. (a)	860	22,394
Cypress Semiconductor Corp. (a)	1,460	34,471
Diodes, Inc. (a)	90	1,976
DSP Group, Inc. (a)	10	127
EMCORE Corp. (a)	1,110	6,394
Entegris, Inc. (a)	4,420	31,780
Fairchild Semiconductor International, Inc. (a)	840	10,013
FEI Co. (a)	1,630	35,583
Intellon Corp.	500	2,460
Intersil Corp. Class A	1,810	46,463
IXYS Corp. (a)	60	410
KLA-Tencor Corp.	1,090	40,439
Kulicke & Soffa Industries, Inc. (a)	330	1,577
Lam Research Corp. (a)	980	37,456
LTX Corp. (a)	270	848
Mattson Technology, Inc. (a)	1,000	6,090
Micrel, Inc.	2,810	26,049
Microtune, Inc. (a)	1,250	4,575
MIPS Technologies, Inc. (a)	120	475
MKS Instruments, Inc. (a)	2,470	52,858
Monolithic Power Systems, Inc. (a)	810	14,280
Novellus Systems, Inc. (a)	1,630	34,312

	Shares	Value
Omnivision Technologies, Inc. (a)	2,380	$ 40,032
ON Semiconductor Corp. (a)	2,564	14,564
Pericom Semiconductor Corp. (a)	740	10,863
Photronics, Inc. (a)	160	1,528
PMC-Sierra, Inc. (a)	7,880	44,916
Rambus, Inc. (a)	1,150	26,807
Rubicon Technology, Inc.	560	16,229
Rudolph Technologies, Inc. (a)	420	4,103
Semtech Corp. (a)	3,400	48,722
Sigma Designs, Inc. (a)	1,200	27,204
Silicon Laboratories, Inc. (a)	1,660	52,356
Silicon Storage Technology, Inc. (a)	910	2,384
Skyworks Solutions, Inc. (a)	6,660	48,485
Standard Microsystems Corp. (a)	680	19,842
Supertex, Inc. (a)	140	2,857
Techwell, Inc. (a)	110	1,192
Teradyne, Inc. (a)	4,250	52,785
Tessera Technologies, Inc. (a)	390	8,112
TriQuint Semiconductor, Inc. (a)	2,140	10,828
Ultra Clean Holdings, Inc. (a)	280	2,744
Varian Semiconductor Equipment Associates, Inc. (a)	1,190	33,499
Veeco Instruments, Inc. (a)	510	8,481
Verigy Ltd. (a)	1,620	30,521
Volterra Semiconductor Corp. (a)	290	3,286
Xilinx, Inc.	2,380	56,525
Zoran Corp. (a)	2,290	31,281
		1,320,179
Software - 6.3%
Activision, Inc. (a)	2,010	54,893
Actuate Corp. (a)	1,870	7,667
Advent Software, Inc. (a)	1,000	42,620
Ansoft Corp. (a)	300	9,156
Ansys, Inc. (a)	1,020	35,210
ArcSight, Inc.	100	691
Aspen Technology, Inc. (a)	3,670	46,793
Autodesk, Inc. (a)	1,230	38,720
BEA Systems, Inc. (a)	3,130	59,940
Blackbaud, Inc.	1,300	31,564
Blackboard, Inc. (a)	600	19,998
BMC Software, Inc. (a)	1,580	51,382
Bottomline Technologies, Inc. (a)	10	126
Cadence Design Systems, Inc. (a)	3,200	34,176
Check Point Software Technologies Ltd. (a)	1,320	29,568
Citrix Systems, Inc. (a)	230	6,746
CommVault Systems, Inc. (a)	940	11,656
Compuware Corp. (a)	3,950	28,993
Concur Technologies, Inc. (a)	870	27,014
Deltek, Inc.	100	1,298
Double-Take Software, Inc. (a)	530	6,190
Epicor Software Corp. (a)	130	1,456
EPIQ Systems, Inc. (a)	670	10,398
Fair Isaac Corp.	960	20,659
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FalconStor Software, Inc. (a)	910	$ 6,925
i2 Technologies, Inc. (a)	10	113
Informatica Corp. (a)	3,370	57,492
Interactive Intelligence, Inc. (a)	610	7,180
Intervoice, Inc. (a)	710	5,652
Intuit, Inc. (a)	100	2,701
Jack Henry & Associates, Inc.	1,350	33,305
JDA Software Group, Inc. (a)	780	14,235
Lawson Software, Inc. (a)	4,850	36,521
Manhattan Associates, Inc. (a)	290	6,650
McAfee, Inc. (a)	1,280	42,355
Mentor Graphics Corp. (a)	400	3,532
MICROS Systems, Inc. (a)	1,200	40,392
MicroStrategy, Inc. Class A (a)	640	47,354
NAVTEQ Corp. (a)	170	11,560
Net 1 UEPS Technologies, Inc. (a)	1,060	23,903
NetScout Systems, Inc. (a)	530	4,929
Novell, Inc. (a)	6,210	39,061
Parametric Technology Corp. (a)	1,190	19,016
Progress Software Corp. (a)	700	20,944
PROS Holdings, Inc.	600	7,530
Quest Software, Inc. (a)	2,630	34,374
Radiant Systems, Inc. (a)	980	13,691
Salesforce.com, Inc. (a)	720	41,666
Secure Computing Corp. (a)	430	2,774
Sonic Solutions, Inc. (a)	250	2,413
SPSS, Inc. (a)	430	16,675
Sybase, Inc. (a)	1,220	32,086
Synchronoss Technologies, Inc. (a)	450	9,014
Synopsys, Inc. (a)	210	4,769
Taleo Corp. Class A (a)	660	12,804
The9 Ltd. sponsored ADR (a)	200	4,100
TIBCO Software, Inc. (a)	6,710	47,909
Tyler Technologies, Inc. (a)	1,130	15,797
Ultimate Software Group, Inc. (a)	230	6,914
Wind River Systems, Inc. (a)	1,900	14,706
		1,267,956
TOTAL INFORMATION TECHNOLOGY		5,055,504
MATERIALS - 7.8%
Chemicals - 3.2%
A. Schulman, Inc.	460	9,444
American Vanguard Corp.	60	998
Arch Chemicals, Inc.	1,190	44,339
Ashland, Inc.	680	32,164
Calgon Carbon Corp. (a)	1,280	19,264
Celanese Corp. Class A	300	11,715
CF Industries Holdings, Inc.	580	60,100
Cytec Industries, Inc.	530	28,541
Eastman Chemical Co.	560	34,972

	Shares	Value
Ferro Corp.	780	$ 11,591
Flotek Industries, Inc. (a)	240	3,502
GenTek, Inc. (a)	70	2,106
H.B. Fuller Co.	1,230	25,104
Hercules, Inc.	1,680	30,727
ICO, Inc. (a)	900	6,246
Innophos Holdings, Inc.	270	4,344
Innospec, Inc.	440	9,328
Koppers Holdings, Inc.	750	33,233
Landec Corp. (a)	770	6,491
LSB Industries, Inc. (a)	420	6,191
Minerals Technologies, Inc.	280	17,584
NewMarket Corp.	620	46,779
OM Group, Inc. (a)	1,200	65,448
Penford Corp.	40	869
PolyOne Corp. (a)	10	64
Rockwood Holdings, Inc. (a)	70	2,294
Sensient Technologies Corp.	1,690	49,838
ShengdaTech, Inc. (a)	600	5,100
Spartech Corp.	150	1,268
Stepan Co.	150	5,735
Terra Industries, Inc. (a)	1,360	48,321
W.R. Grace & Co. (a)	300	6,846
Zep, Inc.	650	10,543
		641,089
Containers & Packaging - 0.7%
Aptargroup, Inc.	210	8,175
Greif, Inc. Class A	490	33,286
Myers Industries, Inc.	500	6,565
Owens-Illinois, Inc. (a)	390	22,008
Packaging Corp. of America	120	2,680
Rock-Tenn Co. Class A	2,080	62,338
Silgan Holdings, Inc.	180	8,933
		143,985
Metals & Mining - 3.8%
AK Steel Holding Corp.	750	40,815
Amcol International Corp.	240	7,495
Amerigo Resources Ltd.	2,900	6,158
Brush Engineered Materials, Inc. (a)	180	4,621
Carpenter Technology Corp.	640	35,821
Century Aluminum Co. (a)	1,070	70,877
Cleveland-Cliffs, Inc.	50	5,991
Compass Minerals International, Inc.	1,280	75,494
Farallon Resources Ltd. (a)	3,700	2,847
Haynes International, Inc. (a)	40	2,195
Hecla Mining Co. (a)	6,730	75,107
Kaiser Aluminum Corp.	150	10,395
Olympic Steel, Inc.	200	9,020
Quanex Corp.	1,250	64,675
Redcorp Ventures Ltd. (a)	16,500	3,697
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	241
Reliance Steel & Aluminum Co.	630	37,712
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	820	$ 58,236
Sims Group Ltd. sponsored ADR	2,726	75,020
Steel Dynamics, Inc.	1,750	57,820
United States Steel Corp.	610	77,391
Universal Stainless & Alloy Products, Inc. (a)	60	1,783
Worthington Industries, Inc.	2,800	47,236
Yamana Gold, Inc.	223	3,271
		773,918
Paper & Forest Products - 0.1%
AbitibiBowater, Inc.	240	3,098
Buckeye Technologies, Inc. (a)	980	10,937
Glatfelter	230	3,475
Schweitzer-Mauduit International, Inc.	360	8,330
Wausau-Mosinee Paper Corp.	230	1,900
		27,740
TOTAL MATERIALS		1,586,732
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
Alaska Communication Systems Group, Inc.	990	12,118
Atlantic Tele-Network, Inc.	380	12,855
Cbeyond, Inc. (a)	480	9,019
CenturyTel, Inc.	950	31,578
Cincinnati Bell, Inc. (a)	11,930	50,822
Consolidated Communications Holdings, Inc.	330	4,993
Iowa Telecommunication Services, Inc.	330	5,851
NTELOS Holdings Corp.	1,490	36,058
Premiere Global Services, Inc. (a)	3,870	55,496
		218,790
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	1,840	10,874
Rural Cellular Corp. Class A (a)	130	5,750
Syniverse Holdings, Inc. (a)	3,050	50,813
Telephone & Data Systems, Inc.	830	32,594
USA Mobility, Inc.	100	714
		100,745
TOTAL TELECOMMUNICATION SERVICES		319,535

	Shares	Value
UTILITIES - 1.4%
Electric Utilities - 0.2%
El Paso Electric Co. (a)	890	$ 19,019
Otter Tail Corp.	160	5,662
Unisource Energy Corp.	260	5,788
		30,469
Gas Utilities - 0.6%
Laclede Group, Inc.	200	7,126
New Jersey Resources Corp.	125	3,881
Northwest Natural Gas Co.	1,010	43,874
Piedmont Natural Gas Co., Inc.	320	8,403
Southwest Gas Corp.	230	6,431
WGL Holdings, Inc.	1,720	55,143
		124,858
Independent Power Producers & Energy Traders - 0.4%
Canadian Hydro Developers, Inc. (a)	900	5,690
Mirant Corp. (a)	1,150	41,849
Reliant Energy, Inc. (a)	1,280	30,272
		77,811
Multi-Utilities - 0.1%
Alliant Energy Corp.	530	18,555
Energy East Corp.	200	4,824
Vectren Corp.	230	6,171
		29,550
Water Utilities - 0.1%
California Water Service Group	60	2,289
Cascal BV	1,100	13,200
		15,489
TOTAL UTILITIES		278,177
TOTAL COMMON STOCKS (Cost $22,217,085)		20,078,635
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $22,217,085)	20,078,635
NET OTHER ASSETS - 1.0%	204,323
NET ASSETS - 100%	$ 20,282,958
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,078,635	$ 20,078,635	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,255,708. Net unrealized depreciation aggregated $2,177,073, of which $1,168,257 related to appreciated investment securities and $3,345,330 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	May 30, 2008
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	May 30, 2008